TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

12. TRADE AND OTHER PAYABLES

	Year ended March 31,
	$2024	2023
Group
Trade payables	6,128,132	2,314,581
Other payables	103,830	73,197
Accruals	504,657	1,545,410
Bonus accrual	325,518	329,667
	7,062,137	4,262,855